GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares

(as applicable) of the

Goldman Sachs High Yield Fund

Goldman Sachs High Yield Floating Rate Fund

(the “Funds”)

Supplement dated January 29, 2021 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2020, as supplemented to date

Effective immediately, Lori Pomerantz and Ashish Shah will become portfolio managers for the Funds. Robert Magnuson will continue to manage the Goldman Sachs High Yield Fund, and Peter Campo will continue to manage the Goldman Sachs High Yield Floating Rate Fund.

Accordingly, effective immediately, the Funds’ Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the second paragraph of the “Goldman Sachs High Yield Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Robert Magnuson, Managing Director, Head of High Yield Strategies, has managed the Fund since 2014; Lori Pomerantz, Vice President, has managed the Fund since 2021; and Ashish Shah, Managing Director, Co-Chief Investment Officer of Global Fixed Income, has managed the Fund since 2021.

The following replaces in its entirety the second paragraph of the “Goldman Sachs High Yield Floating Rate Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Management” section of the Summary Prospectuses:

Peter Campo, Managing Director, Head of Bank Loans Strategies on the High Yield and Bank Loans team, has managed the Fund since March, 2018; Lori Pomerantz, Vice President, has managed the Fund since 2021; and Ashish Shah, Managing Director, Co-Chief Investment Officer of Global Fixed Income, has managed the Fund since 2021.

The following rows are added to the table in the “Fixed Income Portfolio Management Team” subsection of the “Service Providers—Fund Managers” section of the Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Lori Pomerantz Vice President	Portfolio Manager— High Yield Fund High Yield Floating Rate Fund	Since 2021 2021	Mrs. Pomerantz is a Portfolio Manager on the High Yield and Bank Loan credit team within Fixed Income. She joined the Investment Adviser in 2015, initially in the Alternative Investments and Manager Selection (AIMS) business, where she spearheaded long only fixed income manager selection.
Ashish Shah Managing Director, Co-Chief Investment Officer, Global Fixed Income	Portfolio Manager— High Yield Fund High Yield Floating Rate Fund	Since 2021 2021	Mr. Shah is Co-Chief Investment Officer of Global Fixed Income, and Head of the Cross-Sector Strategy within Fixed Income. Mr. Shah joined the Investment Adviser in 2018. Mr. Shah was previously at AllianceBernstein from 2010 to 2018, where he was most recently the Head of Fixed Income and Chief Investment Officer of Global Credit.

The following rows are added to the “High Yield Fund” and “High Yield Floating Rate Fund” subsections in the “Portfolio Managers—Other Accounts Managed by the Portfolio Managers” section of the SAI:

	Number of Other Accounts Managed and Total Assets by Account Type†						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based†
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Portfolio Management Team
Ashish Shah*	72	$364,253	314	$268,413	29,244	$586,576	0	0	41	$14,944	33	$17,279
Lori Pomerantz*	47	$29,995	110	$39,226	8,178	$436,223	0	0	33	$7,996	27	$12,884

*	Information for this Portfolio Manager is as of December 31, 2020.

The following rows are added to the “High Yield Fund” and “High Yield Floating Rate Fund” subsections in the “Management Services—Portfolio Managers—Portfolio Managers’ Ownership of Securities in the Funds They Manage” section of the SAI:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manger
Lori Pomerantz*	None
Ashish Shah*	None

*	Information for this Portfolio Manager is as of December 31, 2020.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

SSFI23CONFIDSTK 01-21